                    METLIFE ACCESS VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2009
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for MetLife Access Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Bond Debenture
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          Lord Abbett Growth and Income
  Dynamic Capital Appreciation Portfolio              Portfolio -- Class B
  Mid Cap Portfolio                                Lord Abbett Mid Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class B
  TRUST -- CLASS 2                                 PIMCO Inflation Protected Bond
  Templeton Developing Markets Securities             Portfolio -- Class A
     Fund                                          PIMCO Total Return Portfolio -- Class B
  Templeton Foreign Securities Fund                Pioneer Fund Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Strategic Income Portfolio -- Class
  Global Technology Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason Partners Variable Appreciation      METROPOLITAN SERIES FUND, INC.
     Portfolio -- Class I                          BlackRock Aggressive Growth
  Legg Mason Partners Variable Fundamental            Portfolio -- Class D
     Value Portfolio -- Class I                    BlackRock Bond Income Portfolio -- Class A
  Legg Mason Partners Variable Investors           BlackRock Diversified Portfolio -- Class A
     Portfolio -- Class I                          BlackRock Legacy Large Cap Growth
  Legg Mason Partners Variable Large Cap              Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Small Cap           Davis Venture Value Portfolio -- Class A
     Growth Portfolio -- Class I                   FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Social              MetLife Stock Index Portfolio -- Class B
     Awareness Portfolio                           MFS(R) Total Return Portfolio -- Class F
LEGG MASON PARTNERS VARIABLE INCOME TRUST          MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Adjustable          Oppenheimer Global Equity
     Rate Income Portfolio                            Portfolio -- Class B
MET INVESTORS SERIES TRUST                         T. Rowe Price Large Cap Growth
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      T. Rowe Price Small Cap Growth
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       Western Asset Management U.S. Government
     Portfolio -- Class A                             Portfolio -- Class A


Certain Underlying Funds have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.
                                                             -------------

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(1)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge.................................................    1.25%(2)
Administrative Expense Charge...................................................    0.15%
                                                                                    -----
  Total Annual Separate Account Charges.........................................    1.40%


---------

(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.87% for the Subaccount investing in the Lord Abbett Growth and Income
      Portfolio -- Class B; 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth
      Portfolio -- Class B; and 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.79%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                      DISTRIBUTION                                         TOTAL     CONTRACTUAL FEE    NET TOTAL
                                         AND/OR                                           ANNUAL          WAIVER         ANNUAL
                       MANAGEMENT       SERVICE         OTHER     ACQUIRED FUND FEES     OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND            FEE        (12B-1) FEES    EXPENSES       AND EXPENSES*       EXPENSES     REIMBURSEMENT    EXPENSES**
---------------       ------------  ---------------  ----------  --------------------  ------------  ---------------  ------------
AMERICAN FUNDS
  INSURANCE
  SERIES(R) -- CLASS
  2
  American Funds
     Global Growth
     Fund...........      0.53%           0.25%         0.02%              --              0.80%             --           0.80%
  American Funds
     Growth Fund....      0.32%           0.25%         0.01%              --              0.58%             --           0.58%
  American Funds
     Growth-Income
     Fund...........      0.27%           0.25%         0.01%              --              0.53%             --           0.53%
FIDELITY(R) VARIABLE
  INSURANCE
  PRODUCTS -- SER-
  VICE CLASS 2
  Contrafund(R)
     Portfolio......      0.56%           0.25%         0.10%              --              0.91%             --           0.91%
  Dynamic Capital
     Appreciation
     Portfolio......      0.56%           0.25%         0.31%              --              1.12%             --           1.12%
  Mid Cap
     Portfolio......      0.56%           0.25%         0.12%              --              0.93%             --           0.93%
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS
  TRUST -- CLASS 2
  Templeton
     Developing
     Markets
     Securities
     Fund...........      1.24%           0.25%         0.29%            0.01%             1.79%           0.01%          1.78%(1)
  Templeton Foreign
     Securities
     Fund...........      0.64%           0.25%         0.15%            0.02%             1.06%           0.02%          1.04%(1)
JANUS ASPEN
  SERIES -- SERVICE
  SHARES
  Global Life
     Sciences
     Portfolio+.....      0.64%           0.25%         0.81%              --              1.70%           0.21%          1.49%(2)
  Global Technology
     Portfolio......      0.64%           0.25%         0.22%              --              1.11%             --           1.11%
LEGG MASON PARTNERS
  VARIABLE EQUITY
  TRUST
  Legg Mason
     Partners
     Variable
     Aggressive
     Growth
     Portfolio -- -
     Class I++......      0.75%             --          0.04%              --              0.79%             --           0.79%(3)
  Legg Mason
     Partners
     Variable
     Appreciation
     Portfolio -- -
     Class I........      0.70%             --          0.06%            0.01%             0.77%             --           0.77%(3)
  Legg Mason
     Partners
     Variable
     Fundamental
     Value
     Portfolio -- -
     Class I........      0.75%             --          0.05%              --              0.80%             --           0.80%(3)
  Legg Mason
     Partners
     Variable
     Investors
     Portfolio -- -
     Class I........      0.64%             --          0.09%              --              0.73%             --           0.73%(3)
  Legg Mason
     Partners
     Variable Large
     Cap Growth
     Portfolio -- -
     Class I++......      0.75%             --          0.08%              --              0.83%             --           0.83%(3)
  Legg Mason
     Partners
     Variable Small
     Cap Growth
     Portfolio -- -
     Class I........      0.75%             --          0.19%              --              0.94%             --           0.94%(3)
  Legg Mason
     Partners
     Variable Social
     Awareness
     Portfolio++....      0.67%             --          0.24%              --              0.91%             --           0.91%(3)
LEGG MASON PARTNERS
  VARIABLE INCOME
  TRUST
  Legg Mason
     Partners
     Variable
     Adjustable Rate
     Income
     Portfolio++....      0.55%           0.25%         0.42%              --              1.22%             --           1.22%(3)
MET INVESTORS SERIES
  TRUST
  BlackRock High
     Yield
     Portfolio -- -
     Class A........      0.60%             --          0.07%              --              0.67%             --           0.67%
  BlackRock Large
     Cap Core
     Portfolio -- -
     Class E........      0.58%           0.15%         0.04%              --              0.77%             --           0.77%
  Clarion Global
     Real Estate
     Portfolio -- -
     Class A........      0.63%             --          0.06%              --              0.69%             --           0.69%
  Harris Oakmark
     International
     Portfolio -- -
     Class A........      0.78%             --          0.07%              --              0.85%             --           0.85%
  Janus Forty
     Portfolio -- -
     Class A........      0.64%             --          0.03%              --              0.67%             --           0.67%
  Lazard Mid Cap
     Portfolio -- -
     Class A........      0.69%             --          0.05%              --              0.74%             --           0.74%(4)
  Lord Abbett Bond
     Debenture
     Portfolio -- -
     Class A........      0.50%             --          0.03%              --              0.53%             --           0.53%
  Lord Abbett Growth
     and Income
     Portfolio -- -
     Class B........      0.50%           0.25%         0.03%              --              0.78%             --           0.78%
  Lord Abbett Mid
     Cap Value
     Portfolio -- -
     Class B........      0.68%           0.25%         0.07%              --              1.00%             --           1.00%(5)
  MFS(R) Emerging
     Markets Equity
     Portfolio -- -
     Class A+.......      0.98%             --          0.13%              --              1.11%             --           1.11%
  MFS(R) Research
     International
     Portfolio -- -
     Class B+.......      0.70%           0.25%         0.06%              --              1.01%             --           1.01%
  PIMCO Inflation
     Protected Bond
     Portfolio -- -
     Class A........      0.49%             --          0.04%              --              0.53%             --           0.53%
  PIMCO Total Return
     Portfolio -- -
     Class B#.......      0.48%           0.25%         0.05%              --              0.78%             --           0.78%

                                      DISTRIBUTION                                         TOTAL     CONTRACTUAL FEE    NET TOTAL
                                         AND/OR                                           ANNUAL          WAIVER         ANNUAL
                       MANAGEMENT       SERVICE         OTHER     ACQUIRED FUND FEES     OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND            FEE        (12B-1) FEES    EXPENSES       AND EXPENSES*       EXPENSES     REIMBURSEMENT    EXPENSES**
---------------       ------------  ---------------  ----------  --------------------  ------------  ---------------  ------------
  Pioneer Fund
     Portfolio -- -
     Class A........      0.70%             --          0.29%              --              0.99%             --           0.99%(6)
  Pioneer Strategic
     Income
     Portfolio -- -
     Class A........      0.60%             --          0.07%              --              0.67%             --           0.67%
  Third Avenue Small
     Cap Value
     Portfolio -- -
     Class B........      0.73%           0.25%         0.04%              --              1.02%             --           1.02%
  Van Kampen
     Comstock
     Portfolio -- -
     Class B#.......      0.58%           0.25%         0.03%              --              0.86%             --           0.86%
  Van Kampen Mid Cap
     Growth
     Portfolio -- -
     Class B+.......      0.70%           0.25%         0.19%              --              1.14%             --           1.14%(7)
METROPOLITAN SERIES
  FUND, INC.
  BlackRock
     Aggressive
     Growth
     Portfolio -- -
     Class D........      0.72%           0.10%         0.05%              --              0.87%             --           0.87%
  BlackRock Bond
     Income
     Portfolio -- -
     Class A........      0.38%             --          0.05%              --              0.43%           0.01%          0.42%(8)
  BlackRock
     Diversified
     Portfolio -- -
     Class A#.......      0.45%             --          0.04%              --              0.49%             --           0.49%
  BlackRock Legacy
     Large Cap
     Growth
     Portfolio -- -
     Class A#.......      0.73%             --          0.05%              --              0.78%           0.01%          0.77%(9)
  BlackRock Money
     Market
     Portfolio -- -
     Class A........      0.32%             --          0.02%              --              0.34%           0.01%          0.33%(10)
  Davis Venture
     Value
     Portfolio -- -
     Class A........      0.70%             --          0.03%              --              0.73%           0.04%          0.69%(11)
  FI Value Leaders
     Portfolio -- -
     Class D........      0.65%           0.10%         0.06%              --              0.81%             --           0.81%
  MetLife Stock
     Index
     Portfolio -- -
     Class B#.......      0.25%           0.25%         0.04%              --              0.54%           0.01%          0.53%(12)
  MFS(R) Total
     Return
     Portfolio -- -
     Class F........      0.53%           0.20%         0.05%              --              0.78%             --           0.78%
  MFS(R) Value
     Portfolio -- -
     Class A........      0.72%             --          0.08%              --              0.80%           0.07%          0.73%(13)
  Oppenheimer Global
     Equity
     Portfolio -- -
     Class B........      0.52%           0.25%         0.09%              --              0.86%             --           0.86%
  T. Rowe Price
     Large Cap
     Growth
     Portfolio -- -
     Class B........      0.60%           0.25%         0.07%              --              0.92%             --           0.92%
  T. Rowe Price
     Small Cap
     Growth
     Portfolio -- -
     Class B........      0.51%           0.25%         0.08%              --              0.84%             --           0.84%
  Western Asset
     Management U.S.
     Government
     Portfolio -- -
     Class A........      0.48%             --          0.04%              --              0.52%             --           0.52%


---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.

(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(2) Janus Capital has contractually agreed to waive the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain portfolios, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least May 1, 2010. The expense waiver shown reflects the application of such limits.

(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.

(5) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.

(6) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.

(7) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.

(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.

(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.

(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.

(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.

(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.

#This Portfolio is not available for investment prior to May 4, 2009.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio                                                           Company
                                                                      Subadviser: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
                                                                      Subadviser: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital            Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio+    Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST++
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks total return in real estate  MetLife Advisers, LLC
  Portfolio -- Class A             securities, emphasizing both       Subadviser: ING Clarion Real
                                   capital appreciation and current   Estate Securities, L.P.
                                   income.
Harris Oakmark International       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  A                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Bond Debenture         Seeks high current income and the  MetLife Advisers, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,        MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Comstock                Seeks capital growth and income.   MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
Van Kampen Mid Cap Growth          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.

Certain Underlying Funds may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds."

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND MERGERS
The following former Underlying Funds were merged with and into the new Underlying Funds.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Capital Guardian U.S. Equity                    Pioneer Fund Portfolio -- Class A
     Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                  METROPOLITAN SERIES FUND, INC.
  FI Large Cap Portfolio -- Class A               BlackRock Legacy Large Cap Growth
                                                     Portfolio -- Class A
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Managed Assets              BlackRock Diversified Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                    BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                            Portfolio -- Class A


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index     MetLife Stock Index Portfolio -- Class B
     Portfolio -- Class II
PIMCO VARIABLE INSURANCE TRUST                  MET INVESTORS SERIES TRUST
  Total Return Portfolio -- Administrative      PIMCO Total Return Portfolio -- Class B
     Class
VAN KAMPEN LIFE INVESTMENT TRUST                MET INVESTORS SERIES TRUST
  Comstock Portfolio -- Class II                Van Kampen Comstock Portfolio -- Class B


UNDERLYING FUND LIQUIDATION
The following Underlying Fund was liquidated.

         FORMER UNDERLYING FUND/TRUST
----------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Enterprise Portfolio -- Class II


                                    GLOSSARY

We have added the following term to the Glossary:

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

We have modified the first and third paragraphs in this subsection to read as follows:

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

We modified the second paragraph in this subsection to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

We have added a new subsection:

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

VARIABLE ANNUITY

We have modified the second paragraph in this subsection to read as follows:

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

We have added the following sentence at the end of the second paragraph to this subsection:

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have added the following paragraph to the end of this subsection:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.

                 METLIFE ACCESS SELECT VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2009
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for MetLife Access Select Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Growth and Income
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          MFS(R) Research International
  Mid Cap Portfolio                                   Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Global Life Sciences Portfolio                   Pioneer Fund Portfolio -- Class A
  Global Technology Portfolio                      Van Kampen Comstock Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY              METROPOLITAN SERIES FUND, INC.
  TRUST -- CLASS I                                 BlackRock Aggressive Growth
  Legg Mason Partners Variable Aggressive             Portfolio -- Class D
     Growth Portfolio                              BlackRock Bond Income Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        BlackRock Legacy Large Cap Growth
     Portfolio                                        Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         BlackRock Money Market Portfolio -- Class A
     Value Portfolio                               Davis Venture Value Portfolio -- Class A
  Legg Mason Partners Variable Investors           FI Value Leaders Portfolio -- Class D
     Portfolio                                     Jennison Growth Portfolio -- Class B
  Legg Mason Partners Variable Large Cap           MetLife Stock Index Portfolio -- Class B
     Growth Portfolio                              MFS(R) Total Return Portfolio -- Class F
MET INVESTORS SERIES TRUST                         Oppenheimer Global Equity
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  Clarion Global Real Estate                       T. Rowe Price Large Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Harris Oakmark International                     T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Janus Forty Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A
  Lord Abbett Bond Debenture
     Portfolio -- Class A


Certain Underlying Funds have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.
                                                             -------------

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(1)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge.................................................    1.25%(2)
Administrative Expense Charge...................................................    0.15%
                                                                                    -----
  Total Annual Separate Account Charges.........................................    1.40%


---------

(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentage for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth
      Portfolio -- Class B.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.70%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                      DISTRIBUTION                                         TOTAL     CONTRACTUAL FEE    NET TOTAL
                                         AND/OR                                           ANNUAL          WAIVER         ANNUAL
                       MANAGEMENT       SERVICE         OTHER     ACQUIRED FUND FEES     OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND            FEE        (12B-1) FEES    EXPENSES       AND EXPENSES*       EXPENSES     REIMBURSEMENT    EXPENSES**
---------------       ------------  ---------------  ----------  --------------------  ------------  ---------------  ------------
FIDELITY(R) VARIABLE
  INSURANCE
  PRODUCTS -- SER-
  VICE CLASS 2
  Contrafund(R)
     Portfolio......      0.56%           0.25%         0.10%              --              0.91%             --           0.91%
  Mid Cap
     Portfolio......      0.56%           0.25%         0.12%              --              0.93%             --           0.93%

                                      DISTRIBUTION                                         TOTAL     CONTRACTUAL FEE    NET TOTAL
                                         AND/OR                                           ANNUAL          WAIVER         ANNUAL
                       MANAGEMENT       SERVICE         OTHER     ACQUIRED FUND FEES     OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND            FEE        (12B-1) FEES    EXPENSES       AND EXPENSES*       EXPENSES     REIMBURSEMENT    EXPENSES**
---------------       ------------  ---------------  ----------  --------------------  ------------  ---------------  ------------
JANUS ASPEN
  SERIES -- SERVICE
  SHARES
  Global Life
     Sciences
     Portfolio......      0.64%           0.25%         0.81%              --              1.70%           0.21%          1.49%(1)
  Global Technology
     Portfolio......      0.64%           0.25%         0.22%              --              1.11%             --           1.11%
LEGG MASON PARTNERS
  VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason
     Partners
     Variable
     Aggressive
     Growth
     Portfolio++....      0.75%             --          0.04%              --              0.79%             --           0.79%(2)
  Legg Mason
     Partners
     Variable
     Appreciation
     Portfolio......      0.70%             --          0.06%            0.01%             0.77%             --           0.77%(2)
  Legg Mason
     Partners
     Variable
     Fundamental
     Value
     Portfolio......      0.75%             --          0.05%              --              0.80%             --           0.80%(2)
  Legg Mason
     Partners
     Variable
     Investors
     Portfolio......      0.64%             --          0.09%              --              0.73%             --           0.73%(2)
  Legg Mason
     Partners
     Variable Large
     Cap Growth
     Portfolio++....      0.75%             --          0.08%              --              0.83%             --           0.83%(2)
LEGG MASON PARTNERS
  VARIABLE INCOME
  TRUST
  Legg Mason
     Partners
     Variable
     Diversified
     Strategic
     Income
     Portfolio+.....      0.65%             --          0.33%              --              0.98%             --           0.98%(3)
MET INVESTORS SERIES
  TRUST
  BlackRock High
     Yield
     Portfolio -- -
     Class A........      0.60%             --          0.07%              --              0.67%             --           0.67%
  Clarion Global
     Real Estate
     Portfolio -- -
     Class A........      0.63%             --          0.06%              --              0.69%             --           0.69%
  Harris Oakmark
     International
     Portfolio -- -
     Class A........      0.78%             --          0.07%              --              0.85%             --           0.85%
  Janus Forty
     Portfolio -- -
     Class A........      0.64%             --          0.03%              --              0.67%             --           0.67%
  Lazard Mid Cap
     Portfolio -- -
     Class A........      0.69%             --          0.05%              --              0.74%             --           0.74%(4)
  Lord Abbett Bond
     Debenture
     Portfolio -- -
     Class A........      0.50%             --          0.03%              --              0.53%             --           0.53%
  Lord Abbett Growth
     and Income
     Portfolio -- -
     Class B........      0.50%           0.25%         0.03%              --              0.78%             --           0.78%
  MFS(R) Emerging
     Markets Equity
     Portfolio -- -
     Class A+.......      0.98%             --          0.13%              --              1.11%             --           1.11%
  MFS(R) Research
     International
     Portfolio -- -
     Class B........      0.70%           0.25%         0.06%              --              1.01%             --           1.01%
  PIMCO Total Return
     Portfolio -- -
     Class B#.......      0.48%           0.25%         0.05%              --              0.78%             --           0.78%
  Pioneer Fund
     Portfolio -- -
     Class A#.......      0.70%             --          0.29%              --              0.99%             --           0.99%(5)
  Van Kampen
     Comstock
     Portfolio -- -
     Class B#.......      0.58%           0.25%         0.03%              --              0.86%             --           0.86%
  Van Kampen Mid Cap
     Growth
     Portfolio -- -
     Class B+.......      0.70%           0.25%         0.19%              --              1.14%             --           1.14%(6)
METROPOLITAN SERIES
  FUND, INC.
  BlackRock
     Aggressive
     Growth
     Portfolio -- -
     Class D........      0.72%           0.10%         0.05%              --              0.87%             --           0.87%
  BlackRock Bond
     Income
     Portfolio -- -
     Class A........      0.38%             --          0.05%              --              0.43%           0.01%          0.42%(7)
  BlackRock Legacy
     Large Cap
     Growth
     Portfolio -- -
     Class A#.......      0.73%             --          0.05%              --              0.78%           0.01%          0.77%(8)
  BlackRock Money
     Market
     Portfolio -- -
     Class A........      0.32%             --          0.02%              --              0.34%           0.01%          0.33%(9)
  Davis Venture
     Value
     Portfolio -- -
     Class A........      0.70%             --          0.03%              --              0.73%           0.04%          0.69%(10)
  FI Value Leaders
     Portfolio -- -
     Class D........      0.65%           0.10%         0.06%              --              0.81%             --           0.81%
  Jennison Growth
     Portfolio -- -
     Class B........      0.63%           0.25%         0.04%              --              0.92%             --           0.92%
  MetLife Stock
     Index
     Portfolio -- -
     Class B#.......      0.25%           0.25%         0.04%              --              0.54%           0.01%          0.53%(11)
  MFS(R) Total
     Return
     Portfolio -- -
     Class F........      0.53%           0.20%         0.05%              --              0.78%             --           0.78%
  Oppenheimer Global
     Equity
     Portfolio -- -
     Class B........      0.52%           0.25%         0.09%              --              0.86%             --           0.86%
  T. Rowe Price
     Large Cap
     Growth
     Portfolio -- -
     Class B........      0.60%           0.25%         0.07%              --              0.92%             --           0.92%
  T. Rowe Price
     Small Cap
     Growth
     Portfolio -- -
     Class B........      0.51%           0.25%         0.08%              --              0.84%             --           0.84%



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.

(1) Janus Capital has contractually agreed to waive the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain portfolios, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least May 1, 2010. The expense waiver shown reflects the application of such limits.

(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3) The amounts set forth in Other Expenses have been revised to reflect the estimated effect of prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.

(5) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.

(6) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.

(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.

(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.

(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.

(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.

#This Portfolio is not available for investment prior to May 4, 2009.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
                                                                      Subadviser: FMR Co., Inc.;
                                                                      Fidelity Research & Analysis
                                                                      Company
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio     Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                         LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio           capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value Portfolio      Current income is a secondary      LLC
                                   consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio              capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio       capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks high current income.         Legg Mason Partners Fund Advisor,
  Diversified Strategic Income                                        LLC
  Portfolio+                                                          Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST++
BlackRock High Yield               Seeks to maximize total return,    MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
Clarion Global Real Estate         Seeks total return in real estate  MetLife Advisers, LLC
  Portfolio -- Class A             securities, emphasizing both       Subadviser: ING Clarion Real
                                   capital appreciation and current   Estate Securities, L.P.
                                   income.
Harris Oakmark International       Seeks long-term capital            MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        MetLife Advisers, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
  A                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Bond Debenture         Seeks high current income and the  MetLife Advisers, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class A+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Total Return                 Seeks maximum total return,        MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Van Kampen Comstock                Seeks capital growth and income.   MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
Van Kampen Mid Cap Growth          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Legacy Large Cap Growth  Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Jennison Associates
                                                                      LLC
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class B             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.

Certain Underlying Funds may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds."

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND MERGERS
The following former Underlying Funds were merged with and into the new Underlying Funds.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Capital Guardian U.S. Equity                  Pioneer Fund Portfolio -- Class A
     Portfolio -- Class A
METROPOLITAN SERIES FUND, INC                   METROPOLITAN SERIES FUND, INC.
  FI Large Cap Portfolio -- Class A             BlackRock Legacy Large Cap Growth
                                                     Portfolio -- Class A
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                  BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                            Portfolio -- Class A


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index     MetLife Stock Index Portfolio -- Class B
     Portfolio -- Class II
PIMCO VARIABLE INSURANCE TRUST                  MET INVESTORS SERIES TRUST
  Total Return Portfolio -- Administrative      PIMCO Total Return Portfolio -- Class B
     Class
VAN KAMPEN LIFE INVESTMENT TRUST                MET INVESTORS SERIES TRUST
  Comstock Portfolio -- Class II                Van Kampen Comstock Portfolio -- Class B

                                    GLOSSARY

We have added the following term to the Glossary:

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

We have modified the first and third paragraphs in this subsection to read as follows:

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the adviser to the subadvisers.)

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

We have added a new subsection:

DEATH PROCEEDS UNDER 403(B) CONTRACTS

If your Contract was issued in connection with a 403(b) plan, your beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

VARIABLE ANNUITY

We have modified the second paragraph in this subsection to read as follows:

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

We have added the following sentence at the end of the second paragraph to this subsection:

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to a survivor under Options 3, 4 and 6 and/or the duration of the guarantee period under Options 2, 5 and 6.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have added the following paragraph to the end of this subsection:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuity payments under your contract. The RMD rules are complex, so please consult with your tax advisor before waiving your 2009 RMD payment.